Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 3,664	¥ 7,073